Net Interest Income - Summary of Interest Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Interest costs [abstract]
Interest on deposits due to customers	₩ 9,599,529		₩ 8,738,249	₩ 4,120,811
Interest on borrowings	1,351,612		1,294,710	598,185
Interest on debentures	1,760,003		1,507,108	1,036,191
Other interest expense	398,694		348,588	195,090
Interest on lease liabilities	17,167		10,359	7,693
Total	₩ 13,127,005	$ 8,881,600	₩ 11,899,014	₩ 5,957,970